Vanguard Advice Select Dividend Growth Fund Expense Example - Admiral Prospectus [Member] - Vanguard Advice Select Dividend Growth Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	$ 456